Schedule of Interest Rates Used for Interest Rate Contracts (Detail) - Interest Rate Risk Sensitivity Analysis - Interest Rate Contract	Sep. 30, 2018
Probable Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	6.39
Probable Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	6.56
Possible Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	7.99
Possible Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	8.20
Remote Scenario | CDI Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	9.59
Remote Scenario | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fluctuation Risk	9.84